UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

THE TRAVELERS SERIES FUND INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES FUND INC.

SOCIAL AWARENESS STOCK PORTFOLIO

FORM N-Q

JANUARY 31, 2006

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 0.0%
587	Live Nation Inc. *	$10,419

Household Durables - 1.8%
6,900	Black & Decker Corp.	595,470
14,234	KB HOME	1,084,631

	Total Household Durables	1,680,101

Internet & Catalog Retail - 1.8%
29,650	Expedia Inc. *	771,493
29,650	IAC/InterActiveCorp. *	860,443

	Total Internet & Catalog Retail	1,631,936

Media - 5.3%
24,400	Cablevision Systems Corp., New York Group, Class A Shares *	600,240
20,975	CBS Corp.	548,077
4,700	Clear Channel Communications Inc.	137,569
18,600	Comcast Corp., Special Class A Shares *	515,592
8,100	Omnicom Group Inc.	662,499
73,300	Time Warner Inc.	1,284,949
20,975	Viacom Inc. *	870,043
22,900	Westwood One Inc.	343,271

	Total Media	4,962,240

Multiline Retail - 1.7%
42,900	Family Dollar Stores Inc.	1,027,455
10,000	Target Corp.	547,500

	Total Multiline Retail	1,574,955

Specialty Retail - 2.0%
23,000	Home Depot Inc.	932,650
15,200	Lowe’s Cos. Inc.	965,960

	Total Specialty Retail	1,898,610

	TOTAL CONSUMER DISCRETIONARY	11,758,261

CONSUMER STAPLES - 5.3%
Beverages - 2.3%
28,000	Coca-Cola Co.	1,158,640
17,500	PepsiCo Inc.	1,000,650

	Total Beverages	2,159,290

Food & Staples Retailing - 0.6%
19,000	Sysco Corp.	582,920

Household Products - 2.4%
29,500	Colgate-Palmolive Co.	1,619,255
10,237	Procter & Gamble Co.	606,337

	Total Household Products	2,225,592

	TOTAL CONSUMER STAPLES	4,967,802

ENERGY - 8.8%
Energy Equipment & Services - 2.6%
17,300	GlobalSantaFe Corp.	1,056,165
17,400	Noble Corp.	1,399,656

	Total Energy Equipment & Services	2,455,821

Oil, Gas & Consumable Fuels - 6.2%
23,100	Apache Corp.	1,744,743
32,726	BP PLC, Sponsored ADR	2,366,417

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
24,800	Royal Dutch Shell PLC, ADR, Class A Shares	$1,689,128

	Total Oil, Gas & Consumable Fuels	5,800,288

	TOTAL ENERGY	8,256,109

FINANCIALS - 18.6%
Capital Markets - 5.7%
45,000	Bank of New York Co. Inc.	1,431,450
7,100	Bear Stearns Cos. Inc.	897,866
16,200	Charles Schwab Corp.	239,598
10,000	Merrill Lynch & Co. Inc.	750,700
16,500	Morgan Stanley	1,013,925
11,100	State Street Corp.	671,106
4,500	T. Rowe Price Group Inc.	343,935

	Total Capital Markets	5,348,580

Commercial Banks - 1.7%
14,902	Bank of America Corp.	659,105
6,500	Fifth Third Bancorp.	244,205
11,500	Wells Fargo & Co.	717,140

	Total Commercial Banks	1,620,450

Consumer Finance - 4.8%
28,900	American Express Co.	1,515,805
5,100	Capital One Financial Corp.	424,830
44,900	SLM Corp.	2,512,604

	Total Consumer Finance	4,453,239

Diversified Financial Services - 1.8%
41,648	JPMorgan Chase & Co.	1,655,508

Insurance - 4.6%
19,600	Ambac Financial Group Inc.	1,505,476
26,560	American International Group Inc.	1,738,618
14,000	Prudential Financial Inc.	1,054,760

	Total Insurance	4,298,854

	TOTAL FINANCIALS	17,376,631

HEALTH CARE - 19.2%
Biotechnology - 6.4%
23,200	Amgen Inc. *	1,691,048
23,300	Biogen Idec Inc. *	1,042,675
20,800	Genentech Inc. *	1,787,136
6,300	Genzyme Corp. *	446,922
27,800	ImClone Systems Inc. *	1,001,634

	Total Biotechnology	5,969,415

Health Care Equipment & Supplies - 2.9%
11,900	Guidant Corp.	875,840
22,200	Medtronic Inc.	1,253,634
11,200	St. Jude Medical Inc. *	550,256

	Total Health Care Equipment & Supplies	2,679,730

Health Care Providers & Services - 1.4%
7,600	Aetna Inc.	735,680
8,000	WellPoint Inc. *	614,400

	Total Health Care Providers & Services	1,350,080

Pharmaceuticals - 8.5%
16,500	Eli Lilly & Co.	934,230
14,000	Johnson & Johnson	805,560
65,000	Pfizer Inc.	1,669,200
68,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,932,944

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Pharmaceuticals (continued)
34,200	Wyeth	$1,581,750

	Total Pharmaceuticals	7,923,684

	TOTAL HEALTH CARE	17,922,909

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.5%
12,800	Honeywell International Inc.	491,776

Air Freight & Logistics - 0.9%
10,800	United Parcel Service Inc., Class B Shares	809,028

Airlines - 1.3%
70,930	Southwest Airlines Co.	1,167,508

Electrical Equipment - 1.9%
76,700	American Power Conversion Corp.	1,817,790

Industrial Conglomerates - 2.0%
72,000	Tyco International Ltd.	1,875,600

Machinery - 0.8%
9,000	Illinois Tool Works Inc.	758,610

Road & Rail - 0.9%
16,000	Norfolk Southern Corp.	797,440

	TOTAL INDUSTRIALS	7,717,752

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 5.8%
57,500	Cisco Systems Inc. *	1,067,775
63,300	Juniper Networks Inc. *	1,147,629
44,300	Motorola Inc.	1,006,053
112,200	Nokia Oyj, Sponsored ADR	2,062,236
49,100	Nortel Networks Corp. *	147,300

	Total Communications Equipment	5,430,993

Computers & Peripherals - 2.8%
33,300	Dell Inc. *	976,023
54,900	EMC Corp. *	735,660
29,300	Network Appliance Inc. *	914,160

	Total Computers & Peripherals	2,625,843

Electronic Equipment & Instruments - 2.1%
33,100	Agilent Technologies Inc. *	1,122,421
50,000	Vishay Intertechnology Inc. *	791,500

	Total Electronic Equipment & Instruments	1,913,921

IT Services - 2.3%
38,600	Accenture Ltd., Class A Shares	1,217,058
24,500	Paychex Inc.	890,575

	Total IT Services	2,107,633

Semiconductors & Semiconductor Equipment - 2.5%
17,700	Applied Materials Inc.	337,185
4,891	Freescale Semiconductor Inc., Class B Shares *	123,498
87,500	Intel Corp.	1,861,125

	Total Semiconductors & Semiconductor Equipment	2,321,808

Software - 6.9%
15,200	Amdocs Ltd. *	489,440
55,300	BEA Systems Inc. *	573,461
100,300	Microsoft Corp.	2,823,445
35,200	Oracle Corp. *	442,464
35,500	Siebel Systems Inc.	376,655

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Software (continued)
95,669	Symantec Corp. *	$1,758,396

	Total Software	6,463,861

	TOTAL INFORMATION TECHNOLOGY	20,864,059

MATERIALS - 3.7%
Chemicals - 3.7%
22,400	Air Products & Chemicals Inc.	1,381,856
25,000	E.I. du Pont de Nemours & Co.	978,750
20,000	Praxair Inc.	1,053,600

	TOTAL MATERIALS	3,414,206

UTILITIES - 0.9%
Electric Utilities - 0.4%
10,000	Southern Co.	348,000

Multi-Utilities - 0.5%
10,000	Consolidated Edison Inc.	470,100

	TOTAL UTILITIES	818,100

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $73,878,963)	93,095,829

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
$396,000	Interest in $592,697,000 joint tri-party repurchase agreement dated 1/31/06 with Banc of America Securities LLC, 4.450% due 2/1/06; Proceeds at maturity - $396,049; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 11/15/07 to 2/25/19; Market value - $403,920) (Cost - $396,000)	396,000

	TOTAL INVESTMENTS - 100.2% (Cost - $74,274,963#)	93,491,829
	Liabilities in Excess of Other Assets - (0.2)%	(230,819)

	TOTAL NET ASSETS - 100.0%	$93,261,010

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Social Awareness Stock Portfolio (the “Fund”), is a separate investment fund of The Travelers Series Fund Inc. (“Company”). The Company, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,627,856
Gross unrealized depreciation	(5,410,990)

Net unrealized appreciation	$19,216,866

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date: April 3, 2006